June 21, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          ING Series Fund, Inc. — Form N-14 Registration Statement (File No. 333-166561)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 1 to the registration statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), for ING Series Fund, Inc. (“Registrant”).  This Post-Effective Amendment is being filed in reliance on Rule 485(b) under the 1933 Act, and shall become effective immediately.  Post- Effective Amendment No. 1 is being filed for the purpose of updating the registration statement and does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 480.477.2278.

Very truly yours,

/s/ Chris C. Okoroegbe
Chris C. Okoroegbe

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